Other disclosures - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 176,554	€ 184,596	€ 191,124
Financial assets, at fair value	8,543
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	958,378	995,482	946,099
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	966,790	1,005,554	952,108
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	6,753	10,907	20,898
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	146,468	149,711	140,659
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	77,654	92,016	99,337
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8,543	6,651	4,473	€ 3,546
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	882,383	902,631	831,873
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	932,300	965,693	908,403
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	940,258	975,523	914,013
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	65,755	82,045	88,091
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	874,503	893,478	825,922
Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	176,554	184,596	191,124
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	26,078	29,789	37,696
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	26,532	30,031	38,095
Debt instruments | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	6,753	10,907	20,898
Debt instruments | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11,899	9,971	11,246
Debt instruments | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 7,880	€ 9,153	€ 5,951